Trade receivables - Schedule of Trade Receivables (Details) - Trade receivables - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr 246.2	SFr 204.8
Gross Carrying Amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	257.0	218.1
Gross Carrying Amount | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182.2	158.8
Gross Carrying Amount | Past due 1 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	58.5	42.2
Gross Carrying Amount | Past due 91 - 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5.4	8.0
Gross Carrying Amount | Past due > 181 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10.8	9.1
Expected credit loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr (10.7)	SFr (13.3)	SFr (9.1)